PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		¥ 103,408,976	¥ 99,608,295
Transfer to intangible assets (Note 6)		(434,287)	(63,370)
Transfer from right-of-use assets and non-current assets		1,982,812	1,674,260
Transfer to investment properties (Note 8)		(78,135)	(179,564)
Transfer to other non-current assets		(38,430)
Transfer to right-of-use assets (Note 20)		(885,141)	(107,863)
Additions		4,621,319	10,625,017
Business combination		53,601
Government grants		(42,322)	(76,223)
Disposal of subsidiaries			(162,792)
Disposals		(380,897)	(548,909)
Depreciation		(7,152,170)	(7,100,776)
Impairment losses on property, plant and equipment	$ (63,884)	(416,841)	(259,354)	¥ (46,484)
Currency translation differences		(332)	255
Property, plant and equipment at end of period	$ 15,423,472	100,638,000	103,408,976	99,608,295
Transfer from right-of-use assets		1,664,000
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		177,474,231
Property, plant and equipment at end of period		185,267,987	177,474,231
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(74,065,255)
Property, plant and equipment at end of period		(84,629,834)	(74,065,255)
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		40,777,331	38,748,649
Reclassifications and internal transfers		3,301,076	3,869,147
Transfer to investment properties (Note 8)		(78,135)	(179,564)
Transfer to right-of-use assets (Note 20)		(140,254)	(107,368)
Additions		296,395	576,107
Business combination		1,290
Government grants		(1,646)	(7,211)
Disposal of subsidiaries			(85,851)
Disposals		(120,386)	(79,280)
Depreciation		(1,689,768)	(1,852,041)
Impairment losses on property, plant and equipment		(80,641)	(105,346)
Currency translation differences		(103)	89
Property, plant and equipment at end of period		42,265,159	40,777,331	38,748,649
Buildings | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		60,216,498
Property, plant and equipment at end of period		63,188,254	60,216,498
Buildings | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(19,439,167)
Property, plant and equipment at end of period		(20,923,095)	(19,439,167)
Machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		49,487,287	47,847,491
Reclassifications and internal transfers		7,114,160	5,125,998
Transfer from right-of-use assets and non-current assets		1,982,812	1,674,260
Transfer to right-of-use assets (Note 20)			(495)
Additions		182,427	636,555
Business combination		52,357
Government grants		(40,676)	(69,012)
Disposal of subsidiaries			(73,432)
Disposals		(173,789)	(378,817)
Depreciation		(5,315,869)	(5,121,970)
Impairment losses on property, plant and equipment		(326,444)	(153,394)
Currency translation differences		(183)	103
Property, plant and equipment at end of period		52,962,082	49,487,287	47,847,491
Machinery | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		101,630,516
Property, plant and equipment at end of period		114,359,882	101,630,516
Machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(52,143,229)
Property, plant and equipment at end of period		(61,397,800)	(52,143,229)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		429,581	537,300
Reclassifications and internal transfers		809,433	(29,181)
Additions		48,607	47,527
Business combination		(18)
Disposal of subsidiaries			(3,270)
Disposals		(27,145)	(19,672)
Depreciation		(96,999)	(103,126)
Impairment losses on property, plant and equipment		(125)	(14)
Currency translation differences		(27)	17
Property, plant and equipment at end of period		1,163,307	429,581	537,300
Transportation facilities | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		2,284,564
Property, plant and equipment at end of period		2,844,604	2,284,564
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(1,854,983)
Property, plant and equipment at end of period		(1,681,297)	(1,854,983)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		354,825	159,291
Reclassifications and internal transfers		47,546	207,546
Additions		10,659	12,944
Business combination		(28)
Disposal of subsidiaries			(239)
Disposals		(918)	(939)
Depreciation		(49,534)	(23,639)
Impairment losses on property, plant and equipment		(558)	(185)
Currency translation differences		(19)	46
Property, plant and equipment at end of period		361,973	354,825	159,291
Office and other equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		830,866
Property, plant and equipment at end of period		869,252	830,866
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(476,041)
Property, plant and equipment at end of period		(507,279)	(476,041)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		12,359,952	12,315,564
Reclassifications and internal transfers		(11,272,215)	(9,173,510)
Transfer to intangible assets (Note 6)		(434,287)	(63,370)
Transfer to other non-current assets		(38,430)
Transfer to right-of-use assets (Note 20)		(744,887)
Additions		4,083,231	9,351,884
Disposals		(58,659)	(70,201)
Impairment losses on property, plant and equipment		(9,073)	(415)
Property, plant and equipment at end of period		3,885,632	12,359,952	¥ 12,315,564
Construction in progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		12,511,787
Property, plant and equipment at end of period		4,005,995	12,511,787
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(151,835)
Property, plant and equipment at end of period		¥ (120,363)	¥ (151,835)